May 01, 2017

BLACKROCK SERIES FUND, INC.

BlackRock Government Money Market Portfolio

(the “Fund”)

Supplement dated July 7, 2017

to the Fund’s Prospectus dated May 1, 2017

The following changes are made to the Fund’s Prospectus:

The table in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Government Money Market Portfolio — Performance Information” is deleted in its entirety and replaced with the following:

As of 12/31/16 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Government Money Market Portfolio	0.00%	0.00%	0.81%